Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5	$ 6
PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		(1)
RPSU Plan - equity method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5	$ 7